Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Fair Value of Financial Liabilities

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2015 (in thousands):

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial liabilities:
Foreign currency forward contracts	$10,702	$-	$10,702	$-
Long-term debt, including current portion (1)	148,106	-	148,106	-
Total financial liabilities	$158,808	$-	$158,808	$-

(1)

Of this amount, $10,325 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2016 (in thousands):

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial liabilities:
Foreign currency forward contracts	$-	$-	$-	$-
Long-term debt, including current portion (1)	165,393	-	165,393	-
Total financial liabilities	$165,393	$-	$165,393	$-

(1)

Of this amount, $8,650 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.